Subsequent Event	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Event
23.	Subsequent Event
On January 19, 2021, Canon borrowed ¥20,000 million under its existing overdraft facilities with Mizuho Bank, Ltd. and MUFG Bank, Ltd. for required operating funds. The overdraft facilities bear interest at a rate equal to a base rate plus a spread.